Summary of significant accounting policies	12 Months Ended
Dec. 31, 2015
Summary of significant accounting policies [Abstract]
Summary of significant accounting policies
2.	Summary of significant accounting policies

2.1	Basis of presentation

The Group's consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United State of America (“U.S. GAAP”).

2.2	Consolidation

The Group's consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs for which the Company or its subsidiary is the primary beneficiary. All transactions and balances between the Company, its subsidiaries and its VIEs have been eliminated upon consolidation.

The Reorganization, as described in Note 1, has been accounted for at historical cost on the basis of the Reorganization is of entities under common control and is merely a recapitalization of the Listing Business engaged and does not result in any changes in business substance, management nor the ultimate controlling shareholder of the Listing Business engaged, before and after the Reorganization. The assets and liabilities of the VIEs are consolidated in the Company's financial statements at carryover basis.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement between the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with the ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIE's economic performance, and also the Company's obligation to absorb losses of the VIE or the right to receive benefits from the VIEs.

WFOE 1 and ultimately the Company holds all the variable interests of the VIEs and has been determined to be the primary beneficiary of the VIEs.

2.3	Use of estimates

The preparation of the Company's consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates. The Company believes that, the estimation of (1) the revenue not yet been confirmed from mobile carriers; (2) play life for deferred revenue; (3) recognition of income taxes; (4) determination of share-based compensation; (5) impairment assessment of long-lived assets; (6) impairment assessment of intangible assets and goodwill, and (7) fair value assessment of available-for-sale securities, represent critical accounting policies that reflect more significant judgments and estimates used in the preparation of its consolidated financial statements.

Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

2.4	Foreign currency translations

The Company uses Renminbi (“RMB”) as its reporting currency. The functional currencies of the Company its subsidiaries incorporated in USA, and its subsidiaries incorporated in Hong Kong are United States dollar (“US$”), US$ and the Hong Kong dollar (“HK$”), respectively, while the functional currency of the other entities and VIEs and their subsidiaries in the Group is RMB, which is their respective local currency. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use the US$ or HK$ as their functional currency, have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, while revenues, expenses, gains, and losses are translated using the average exchange rate for the period. Translation adjustments arising from these are reported as other comprehensive income or loss in the statement of operations and comprehensive income/(loss).

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from re-measurement at year-end are recognized in foreign currency exchange gains/losses, net in the consolidated statement of operations and comprehensive income/(loss).

2.5	Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.4778 on December 31, 2015 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

2.6	Fair value of financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2—Include other inputs that are directly or indirectly observable in the marketplace

Level 3—Unobservable inputs which are supported by little or no market activity

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group's financial instruments mainly include cash and cash equivalents, short-term time deposits, accounts receivable, amounts due from related parties, available-for-sale securities, accounts payable, amounts due to related parties, accruals and other current liabilities, short-term bank loans, which the carrying values approximate their fair values. Available-for-sales securities is stated at fair value at each balance sheet date.

2.7	Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less and are readily convertible to known amounts of cash.

2.8	Short-term time deposits

Short-term time deposits represent time deposits placed with banks with original maturities of more than three months but less than one year. Interest earned is recorded as interest income in the consolidated statements of operations during the periods presented.

2.9	Deferred revenue and deferred cost

Deferred revenue primarily consists of the unamortized revenue from sales of game tokens for casual games, and unamortized revenue from sales of virtual items for online game, where there is still an implied obligation to be provided by the Group and will be recognized as revenue when all of the revenue recognition criteria are met.

Deferred cost is directly related to deferred revenue, primarily consists of the unamortized payment cost, distribution cost and content provider cost.

2.10	Accounts receivable

Accounts receivable are presented net of allowance for doubtful accounts. The Group uses specific identification in providing for bad debts when facts and circumstances indicate that collection is doubtful and a loss is probable and estimable. If the financial conditions of its payment channels or distribution channels were to deteriorate, resulting in an impairment of their ability to make payments, additional allowance may be required.

2.11	Equity investments

Equity investments represent the Company's investments in privately held companies and listed securities. The Company applies the equity method to account for an equity investment, in common stock or in-substance common stock, according to ASC 323 “Investment — Equity Method and Joint Ventures”, over which it has significant influence but does not own a majority equity interest or otherwise control.

An investment in in-substance common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity's common stock. The Company considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity's common stock.

For other equity investments that are not considered as debt securities or equity securities that have readily determinable fair values and over which the Company neither has significant influence nor control through investment in common stock or in-substance common stock, the cost method is used.

Under the equity method, the Company's share of the post-acquisition profits or losses of the equity investee is recognized in the consolidated income statements and its share of post-acquisition movements in accumulated other comprehensive income is recognized in shareholders' equity. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity investee represents goodwill and intangible assets acquired.

When the Company's share of losses in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee.

Under the cost method, the Company carries the investment at cost and recognizes income to the extent of dividends received from the distribution of the equity investee's post-acquisition profits.

The Company continually reviews its investments in equity investees to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Company considers in its determination are the length of time that the fair value of the investment is below the Company's carrying value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as recent financing rounds. If the decline in fair value is deemed to be other than temporary, the carrying value of the equity investee is written down to fair value.

Impairment loss from cost method investment of RMB3,029,000 was recorded in the consolidated income statements for the year ended December 31, 2014.

2.12	Available-for-sale securities

The Company applies ASC 320 “Investments—Debt and Equity Securities,” to which requires that debt and equity securities be classified into one of three categories and accounted for as follows: (1) those “held to maturity” are reported at amortized cost; (2) “trading securities” with unrealized holding gains and losses are included in earnings; and (3) debt and equity securities not classified as held to maturity or as trading securities are classified as “available for sale” and reported at fair value. Unrealized gains and losses on available for sale securities are excluded from earnings and reported as accumulated other comprehensive income/(loss), net of tax.

The assessment of the fair values for the investment classified as “available for sale” required significant estimates, which includes estimating the future cash flows, determining appropriate discount rates and other assumptions. Changes in these assumptions and estimates could materially affect the respective fair values of these investments. The Company monitors its investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information.

Impairment loss judged to be other than temporary, if any, are recognized in the consolidated income statements.

FASB Statement No. 115 requires companies to assess their available-for-sale securities at each reporting period and to determine whether declines in fair value below book value are to be considered other than temporary.

If impairment is considered other than temporary, the holder must write down the cost basis of the impaired security to fair value. The amount of the write-down is included in earnings as a realized loss, and a new cost basis is established for the security. Any subsequent recovery in fair value is not recognized in earnings until the security is sold.

FASB Statement No. 115 and its amendments provide a three-step process for determining whether impairment should be considered other than temporary.

•	Determine whether the investment is impaired. An investment is impaired if its fair value is less than its amortized cost (book value). The cost basis of an investment includes adjustments made for accretion, amortization, other impairments and hedging. Entities should make this assessment at the individual security level at each reporting period end.

•	Evaluate whether the impairment is other than temporary. Entities must evaluate impairment based on specific factors including the nature and extent of the decrease in fair value of the security below cost.

•	If the impairment is other than temporary, recognize an impairment loss equal to the difference between the investment's cost and its fair value. The amount of the write-down is the difference between amortized cost and the fair value of the investment on the balance sheet date. When impairment is recognized, the fair value of the impaired security becomes the new cost basis of the investment, and subsequent recoveries in fair value are not recognized in earnings until the security is sold or matures.

An impairment loss on the available-for-sale securities is recognized in our consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

2.13	Property and equipment

Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. Residual rate is determined based on the economic value of the equipment at the end of the estimated useful lives as a percentage of the original cost.

Estimated useful lives
Servers, computers and equipment	3 years
Furniture, fixtures and office equipment	3 years
Motor vehicles	5 years
Leasehold improvements	Shorter of lease term or 5 years

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive income/(loss).

2.14	Intangible assets

Intangible assets mainly consist of game licenses and capitalized development costs for internally generated software. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Finite-lived intangible assets are tested for impairment if impairment indicators arise. Amortization of finite-lived intangible assets is computed using the straight-line method over the following estimated useful lives or the term of the relevant agreement, which are as follows:

Estimated useful lives
Game licenses	1-5 years
Software licenses	2-3 years
Capitalized development costs for internally generated software	1-2 years
Game engine	3 years

The Group capitalized qualified costs as internally generated software pursuant to ASC 350-40, Internal Use Software. Internal and external costs incurred during the preliminary project stage are expensed as incurred. The Group capitalizes costs relating to certain activities of developing and obtaining internally generated software that occur during the application development stage, such as external direct costs of materials and services consumed in developing or obtaining the software and costs for employees who are directly associated with and who devote time to the software project (to the extent of the time spent directly on the project). Maintenance costs related to the software are expensed as incurred. The Group does not license its internally generated software to any third parties.

2.15	Prepaid or guaranteed royalty fees

The Group's royalty expenses consist of fees that it pays to mobile game developers. Royalty-based obligations are either paid in advance and deferred on the balance sheet as prepaid royalties or accrued as subsequently paid. These royalty-based obligations are expensed to cost of revenues (where the Group is a principal) or offset against the revenues (where the Group is an agent) at the greater of the revenues derived from the relevant games multiplied by the applicable contractual rate or an effective royalty rate based on expected net product sales. Advanced licenses payments that are not recoupable against future royalties are capitalized as intangible assets and amortized over the lesser of the estimated life of the games or the term of the licenses agreement.

The Group's contracts with certain licensors include minimum guaranteed royalty payments. When no significant performance obligation of the game licensor remains, the Company initially records each of these guarantees as an asset and as a liability at the contractual amount. The Company believes that the contractual amount represents the fair value of the liability. When significant performance remains with the game licensor, the Company records advance minimum royalty payments as an asset when actually paid on when a liability has been incurred, rather than upon execution of the contract. The Company classifies minimum royalty payment obligations as current liabilities to the extent they are contractually due within the next twelve months.

At each balance sheet date, the Company evaluates the recoverability of deferred royalties as well as any unrecognized guarantees not yet paid to determine amounts that it deems unlikely to be realized through revenues generated from the games. The Company uses estimates of revenues, cash flows and net margins to evaluate the future realization of prepaid royalties and guarantees. This evaluation considers multiple factors, including the term of the agreement, forecasted demand, game life cycle status, game development plans, and current and anticipated game revenue levels, as well as other qualitative factors such as the success of similar games. To the extent that this evaluation indicates that the remaining prepaid and guaranteed royalty payments are not recoverable, the Company records an impairment charge to cost of revenues or general administrative expenses, as appropriate, in the period that impairment is indicated.

2.16	Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed in a business combination.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of August 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with the FASB guidance on “Testing of Goodwill for Impairment,” a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the implied fair value of the reporting unit's goodwill and the carrying amount of goodwill will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

No impairment loss was recognized for any of the periods presented.

2.17	Impairment of long-lived assets and intangible assets

For long-lived assets including amortizable intangible assets, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

2.18	Operating leases

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under an operating lease are charged to the consolidated statements of operations and comprehensive income/(loss) on a straight-line basis over the period of the lease.

2.19	Revenue recognition

Game publishing service revenue

The Group is a publisher of mobile games developed by third party game developers or its own. The Group licenses mobile games from game developers and earns game publishing service revenue by making a localized version of the licensed games and publishing them to the game players through distribution channels, including various mobile application stores and software websites, as well as other game publishers with cooperation relationship with the Group (collectively referred to as “distribution channels”), including the Group's websites. Through the distribution channels, game players can download the mobile games to their mobile devices. The mobile games licensed by the Group include casual mobile games (also known as single player offline mobile games) and mid- and hardcore mobile games (also known as multi-player online mobile games) which are operated under a free-to-play model whereby game players can download the games free of charge and are charged for the purchase of in-game virtual items via payment channels, such as various mobile carriers and third-party internet payment systems (collectively referred to as “payment channels”).

a. Casual mobile games

For casual mobile games, game players play the games on their own. Upon the completion of download and installation of the games to the game players' mobile device, all functionalities of the games have been fully delivered to the devices. Players can then play the games on their device without real time connection to the Internet. At game players' discretion, in-game virtual items may be purchased to enhance game players' game experience. The fulfillment of in-game purchase requires connection to the mobile carriers' network or Internet connection to the servers of payment channels at the time of purchase. Once the game players confirm their purchase requests, the payment channels send an “unlock code” to the device of the game players and then the purchased virtual items are automatically unlocked in the downloaded game. Therefore, future play and use of the purchased features do not require ongoing online connectivity or involvement of the Group and game servers are not necessary for game players to play the game or utilize the purchased in-game features or items. The Group does not have a practice or history of replacing lost games or data of offline mobile games for game players.

b. Mid- and hardcore mobile games

For mid- and hardcore mobile games, game players interact with other online players to collaborate or to compete among themselves to complete certain tasks of the games within a virtual social environment. Playing of the online mobile games requires real time internet connection to game servers, where all in-game user information is stored, including game playing contents and player's in-game purchase data. The game application downloaded on game players' device is similar to a portal to access the online game servers which are hosted by the game developers. Game players may purchase in-game virtual items or features via the payment channels to enhance their game-playing experience similar to offline mobile games.

(i) Principal Agent Consideration

a. Third party licensed mobile games

Proceeds earned from selling in-game virtual items, in both of the licensed casual and mid- and hardcore mobile games, are shared between the Group and the game developers, with the amount paid to the developers generally calculated based on amounts paid by players, after deducting the fees paid to the payment channels and the distribution channels including the credit allowable for deduction for games that were downloaded through the Group's owned platforms, multiplied by a predetermined percentage for each game.

In accordance with ASC 605-45, Revenue Recognition: Principal Agent Considerations, the Group evaluates agreements with the game developers, distribution channels and payment channels in order to determine whether or not the Group acts as the principal or as an agent in the arrangement with each party respectively, which it considers in determining if relevant revenues should be reported gross or net of the pre-determined amount of the proceeds shared with the other parties. The determination of whether to record the revenues gross or net is based on an assessment of various factors, including but not limited to whether the Group (i) is the primary obligor in the arrangement; (ii) has general inventory risk; (iii) changes the product or performs part of the services; (iv) has latitude in establishing the selling price; (v) has involvement in the determination of product and service specifications. The assessment is performed for all of the Group's licensed mobile games, including offline and online mobile games.

With respect to certain of the Group's game license arrangements entered into during the years ended December 31, 2013, 2014 and 2015, the Group considered that the (i) developers are responsible for providing the game product desired by the game players; (ii) the costs incurred by the developers to develop the games are more than the licensing costs and game localizations costs incurred by the Group; (iii) the hosting and maintenance of game servers for running the online mobile games is the responsibility of the developers, (iv and v) the developers have the right to review and approve the pricing of in-game virtual items and the specification, modification or update of the game made by the Group. The Group's responsibilities are publishing, providing payment solution and market promotion service, and thus the Group views the game developers to be its customers and considers itself as the agent of the game developers in the arrangements with game players. Accordingly, the Group records the game publishing service revenue from these licensed games, net of amounts paid to the game developers.

As the Group is responsible for identifying, contracting with and maintaining the relationships of the distribution and payment channels, commission fees paid to the distribution channels and payment channels are included in cost of revenues and presented on a gross basis. The Group considers it is the primary obligor to the game developers for the reasons identified above as it has been given latitude by the game developers in selecting distribution and payment channels for its service to the game developers.

With respect to certain of the Group's game license arrangements entered into during the year ended December 31, 2014 and 2015, there are new game license arrangements under which the Group takes primary responsibilities of game operation, including determining distribution and payment channels, providing customer services, hosting game servers, if needed, and controlling game and services specifications and pricing. Under this type of game license arrangement, the Group considered itself as a principal in these arrangements. Accordingly, the Group records the mobile games revenues from these third party licensed games on a gross basis. Commission fees paid to distribution channels and payment channels and content fees paid to third party game developers are recorded as cost of revenues.

b. Self-developed and acquired mobile games

Since 2014, the Group has been self-developing mobile games and acquiring mobile games from game developers. Game revenues derived from self-developed and acquired mobile games are recorded on a gross basis as the Group acts as a principal to fulfill most obligations related to the mobile game operation. Commission fees paid to distribution channels and payment channels are recorded as cost of revenues.

(ii) Timing of revenue recognition

The Group evaluates revenue recognition based on the criteria set forth in ASC 605, Revenue Recognition and ASC 985-605, Software: Revenue Recognition. The Group recognizes the service revenue when all four of the following criteria are met (i) persuasive evidence of an arrangement exists, (ii) service has been rendered, (iii) the selling price is fixed or determinable and (iv) the collection of the resulting receivable is reasonably assured.

a. Casual mobile games

As the Group is acting as the agent in selling the casual mobile games to game players, the Group has determined that all revenue recognition criteria are met upon players' confirmation of the purchase request and the unlocking of the purchased virtual items. This is because the service fee earned by the Group from the developers is fixed or determinable, the fee is considered collectible and the performance by the Group has occurred once the game players purchase virtual items. The Group has no additional performance obligations to the developers or game players in order to earn the service fee upon the completion of the corresponding in-game purchases. Therefore, the Group recognizes revenue from providing services to casual mobile game developers upon the purchase of in-game virtual items by the game players.

b. Mid- and hardcore mobile games

As the Group is acting as an agent in selling the mid- and hardcore mobile games to game players, the Group has determined that all revenue recognition criteria are met upon players' confirmation of the purchase request although the utilization of the purchased virtual items require connection to the game servers. The fact that the operation of these mobile games requires hosting and maintenance of online game servers would not affect the timing of revenue recognition by the Group because those obligations are the responsibilities of the game developers as the primary obligor. Therefore, the Group recognizes revenues from providing services to mid- and hardcore mobile game developers upon the purchase of in-game virtual items by the game players as it has no further obligations to the developers in order to earn the service fee upon the completion of the corresponding in-game purchases.

For mid- and hardcore mobile games where the Group is acting as a principal, the Group has determined that it is obligated to provide on-going services to the game players who purchased virtual items to gain an enhanced game-playing experience over an average playing period of the paying players, and accordingly, the Group recognizes the revenues ratably over the estimated average playing period of these paying players, starting from the point in time when virtual items are delivered to the players' accounts, and all other revenues recognition criteria are met.

As the mid- and hardcore games are under a free-to-play model and revenue is generated from game paying players when they purchase game points for in-game virtual items, the Group focuses on the playing period of paying players when estimating the period over which revenue is being recognized. The Group tracks each of the paying players' purchases and log in history for each significant game to estimate the average playing period of the paying players (“estimated player play life”), which is the average playing period of all paying players between the first time the players charge game points into their accounts and the last log in. If a new game is launched and only a limited period of paying player data is available, then the Group considers other qualitative factors, such as the playing patterns for paying users for other games with similar characteristics.

For the year ended December 31, 2014 and 2015, the estimated player play life of three months is based on six and ten games that have sufficient historical operating data, respectively. The same estimated player play life was applied to the other games due to the lack of sufficient historical operating data, as well as the similarity in game characteristics and playing patterns of paying players, such as targeted players and purchasing frequency. While the Group believes its estimates to be reasonable based on available game player information, it may revise such estimates in the future as the games' operation periods change, sufficient individual game data become available, or there is indication that the similarities in characteristics and playing patterns of paying players of the games change. Any adjustments arising from changes in the estimates of player pay life would be applied prospectively on the basis that such changes are caused by new information indicating a change in game player behavior patterns. Any changes in the Group's estimates of player pay life may result in revenues being recognized on a basis different from prior periods' and may cause its operating results to fluctuate.

The Company also hosted and maintained certain servers to collect and analyze data relating to user location, type and number of games downloaded, playing frequency and time and purchasing habits of the users of our casual and mid- and hardcore games. However, the hosting and maintaining of these servers for internal data analysis does not affect the timing of revenue recognition by the Group.

Other revenue

Other revenue mainly represents the advertising revenue. The Group provides advertising placements for a specified period of time on the interface of mobile games. The Group recognizes revenues ratably over the period during which the advertising services were provided.

2.20	Cost of revenues

Amounts recorded as cost of revenues relate to direct expenses incurred in order to generate games publishing service and advertising revenue. Such costs are recorded as incurred.

The Group records the fees paid to payment and distribution channels, and game developers when the Group acting as principal, in cost of revenues.

In addition, cost of revenues also includes (i) bandwidth costs, (ii) rental of offices, depreciation and amortization expense for servers and other equipment and intangibles directly related to operating the games, (iii) personnel expenses such as salary and welfare expenses and share-based compensation, (iv) business taxes and related surcharges, and (v) outsource costs, (vi) other costs.

2.21	Research and development costs

Research and development costs consist primarily of (i) salary and benefits including share-based compensation for the Group's research and development personnel, and (ii) rental and depreciation of office premises and servers utilized by the research and development personnel.

Costs incurred during the research stage are expensed as incurred. Costs incurred in the development stage, prior to the establishment of technological feasibility, which is when a working model is available, are expensed when incurred.

2.22	Product development

Product development expenses include expenses incurred by the Group to develop the Group's mobile games as well as to maintain, monitor and manage the Group's transaction and service platform. The Group recognizes software and mobile applications development costs in accordance with ASC 350-40 “Software — internal use software”. The Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing operation platform and mobile applications or the development of software or mobile applications for internal use.

2.23	Sales and marketing expenses

Sales and marketing expenses comprise primarily of salary, share-based compensation expenses, and benefits of sales and marketing personnel and advertising and market promotion expenses. The advertising and market promotion expenses amounted to approximately RMB27,905,000 RMB97,576,000 and RMB159,153,000 during the years ended December 31, 2013, 2014 and 2015, respectively.

2.24	General and administrative expenses

General and administrative expenses consist primarily of salary and benefits, including share-based compensation for general and administrative personnel, professional service fees, legal expenses, impairment for intangible assets and prepayments for revenue sharing in relation to the unlaunched games, and other administrative expenses.

2.25	Government subsidies

Subsidies from the government are recognized at their fair value where there is a reasonable assurance that the subsidies will be received and the Group will comply with all attached conditions.

General-use subsidies which are not subject to any conditions or specific use requirements are recorded in profit or loss as other income in the consolidated financial statements.

Government subsidies relating to property, plant and equipment are included in other current liabilities as deferred government grants and are credited to profit or loss on a straight-line basis over the expected lives of the related assets.

2.26	Share-based compensation

All share-based awards to employees and directors, including share options and ordinary shares awards are measured at the grant date based on the fair value of the awards. Share-based compensation, net of forfeitures, is recognized as expense on a straight-line basis over the requisite service period, which is the vesting period.

The Group uses the binominal option pricing model to determine the fair value of share options and account for share-based compensation expenses using an estimated forfeiture rate at the time of grant and revise, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expenses are recorded net of estimated forfeitures such that expenses are recorded only for those share-based awards that are expected to vest. The determination of the fair value is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee and share option exercise behavior, risk-free interest rates and expected dividends. The use of the Binomial option-pricing model requires extensive actual employee exercise behavior data for the relative probability estimation purposes, and a number of complex assumptions.

If a share-based award is modified after the grant date, the Group evaluates for such modifications in accordance with ASC 718 Compensation—Stock Compensation and the modification is determined to be a probable-to-probable (Type 1) modification, additional compensation expenses are recognized in an amount equal to the excess of the fair value of the modified equity instrument over the fair value of the original equity instrument immediately before modification. The additional compensation expenses are recognized immediately on the date of modification or over the remaining requisite service period, depending on the vesting status of the award. The total recognized compensation cost for an equity award will at least equal to the fair value of the award at the grant date.

2.27	Income Taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the statements of operations and comprehensive income/(loss) in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

2.28	Uncertain tax positions

Significant judgment is required in evaluating the Group's uncertain tax positions and determining its provision for income taxes. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statements of operations and comprehensive income/(loss). The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2013, 2014 and 2015. As of December 31, 2013, 2014 and 2015, the Group did not have any significant unrecognized uncertain tax positions.

2.29	Employee social security and welfare benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the employees' salaries, up to a maximum amount specified by the local government. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group's obligations are limited to the amounts contributed and no legal obligation beyond the contributions made.

Employee social security and welfare benefits included as expenses in the accompanying statements of operations and comprehensive income/(loss) amounted to RMB3,125,000, RMB12,174,000, and RMB18,291,000, for the years ended December 31, 2013, 2014 and 2015, respectively .

2.30	Ordinary shares

The Company recognizes treasury share based on the amount paid to repurchase its shares and record as a reduction of shareholders' equity. Upon reissuance of treasury shares, the cost paid to repurchase the shares is released from treasury shares based on the specific identification method. Any gain on reissuance is credited to additional paid-in capital. Any loss on reissuance is debited to additional paid-in capital to the extent previous net gains are included in additional paid-in capital, with any excess amount charged to retained earnings, or to additional paid-in capital if the Company is in an accumulated deficit position. Cancellation of treasury shares is recorded as a reduction of ordinary shares and retained earnings/(accumulated deficit), as applicable. An excess of purchase price over par value is charged entirely to retained earnings/(accumulated deficit).

2.31	Freestanding preferred share warrants

The freestanding warrants, which are related to shares that are redeemable, are classified as liabilities on its consolidated balance sheets. The warrants were subject to re-measurement at each balance sheet date and any change in fair value is recognized as a component of other gain/(loss) - net. The warrants were exercised in July 2013.

2.32	Statutory reserves

The Group's subsidiaries and VIEs established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to China's Foreign Investment Enterprises, the Group's subsidiaries registered as wholly-owned foreign enterprises have to make appropriations from its after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People's Republic of China (“PRC GAAP”)) to reserve funds including general reserve fund, and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with the PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the entity. Appropriation to the staff bonus and welfare fund is at the entity's discretion.

In addition, in accordance with the Company Law of the PRC, the VIEs of the Company registered as PRC domestic companies must make appropriations from its after-tax profit as determined under PRC GAAP to non-distributable reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the entity. Appropriation to the discretionary surplus fund is made at the discretion of the entity.

The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increasing capital of the respective companies. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to staff and for the collective welfare of employees. All these reserves are not allowed to be transferred to the entity in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

2.33	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation. See also Note 22 for further information.

2.34	Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2013, 2014 and 2015, respectively. The Group does not have any present plan to pay any dividends on ordinary shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.

2.35	Earnings/(loss) per share

Basic earnings/(loss) per share is computed by dividing net earnings/(loss) attributable to ordinary shareholders, considering the accretion of redemption feature of the convertible redeemable preferred shares as well as any deemed dividends to preferred shareholders and Li Meiping Ordinary shares, by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

Diluted earnings/(loss) per share is calculated by dividing net earnings/(loss) attributable to ordinary shareholders, as adjusted for the effect of the assumed conversion of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the preferred shares, using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per shares calculation when inclusion of such share would be anti-dilutive.

2.36	Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. The Group has recognized foreign currency translation adjustments and unrealized gain on available-for-sale securities as other comprehensive income/(loss) in the consolidated statements of operations and comprehensive income/(loss).

2.37	Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group's chief operating decision makers in deciding how to allocate resources and assess performance. The Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has internal reporting of cost and expenses that does not distinguish between segments, and reports costs and expenses by nature as a whole. The Group does not distinguish between markets or segments for the purpose of internal reporting. Hence, the Group has only one operating segment. As the Group's long-lived assets and revenues are substantially located in and derived from the PRC, no geographical segments are presented.

2.38	Recently issued accounting pronouncements

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers,” which supersedes the revenue recognition requirements in “Revenue Recognition (Topic 605)”, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. In August 2015, the FASB deferred the effective date of the revenue recognition guidance to reporting periods beginning after December 15, 2017. Early adoption is permitted for reporting periods beginning after December 15, 2016. The Group is currently evaluating the impact on our consolidated financial statements of adopting this guidance.

In February 2015, the FASB issued Consolidation (Topic 810) — Amendments to the Consolidation Analysis. The amendments in Topic 810 respond to stakeholders' concerns about the current accounting for consolidation of variable interest entities, by changing aspects of the analysis that a reporting entity must perform to determine whether it should consolidate such entities. Under the amendments, all reporting entities are within the scope of Subtopic 810-10, Consolidation — Overall, including limited partnerships and similar legal entities, unless a scope exception applies. The amendments are intended to be an improvement to current U.S. GAAP, as they simplify the codification of FASB Statement No. 167, Amendments to FASB Interpretation No. 46(R), with changes including reducing the number of consolidation models through the elimination of the indefinite deferral of Statement 167 and placing more emphasis on risk of loss when determining a controlling financial interest. The amendments are effective for publicly-traded companies for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. Earlier adoption is permitted. This new guidance is not expected to have significant impact to our existing structure.

In September 2015, the FASB issued ASU No. 2015-16, Simplifying the Accounting for Measurement-Period Adjustments, which eliminates the requirement for acquirers in a business combination to account for measurement-period adjustments retrospectively. Instead, acquirers must recognize measurement-period adjustments during the period in which they determine the amounts, including the effect on earnings of any amounts that would have been recorded in previous periods if the accounting had been completed at the acquisition date. This update is effective for interim and annual periods beginning after December 15, 2015, with early adoption permitted. The implementation of this update is not expected to have any material impact on our consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, which simplifies the presentation of deferred income taxes by requiring that deferred tax assets and liabilities be classified as noncurrent on the balance sheet. The amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. All short-term deferred tax assets and liabilities will be reclassified to long-term assets and liabilities upon adoption of this update.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842),” which introduces a new lessee model that brings substantially all leases in the balance sheets. This standard will be effective for the Group beginning the first quarter of fiscal year 2019. The Group is currently evaluating the impact this new guidance will have on its consolidated financial statements.

On 30 March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The amendments in ASU 2016-09 affect all entities that issue share-based payment awards to their employees and involve multiple aspects of the accounting for share-based payment transactions, including income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. All excess tax benefits and tax deficiencies (including tax benefits of dividends on share-based payment awards) should be recognized as income tax expense or benefit in the income statement. The tax effects of exercised or vested awards should be treated as discrete items in the reporting period in which they occur. An entity also should recognize excess tax benefits regardless of whether the benefit reduces taxes payable in the current period. Tax benefits should be classified along with other income tax cash flows as an operating activity. An entity can make an entity-wide accounting policy election to either estimate the number of awards that are expected to vest (consistent with current GAAP) or account for forfeitures when they occur. Under current GAAP, one of the requirements for an award to qualify for equity classification is that an entity cannot partially settle the award in cash in excess of the employer's minimum statutory withholding requirements. Under ASU 2016-09, the threshold to qualify for equity classification permits withholding up to the maximum statutory tax rates in the applicable jurisdictions. Cash paid by an employer when directly withholding shares for tax withholding purposes should be classified as a financing activity. For public business entities, ASU 2016-09 is effective for annual periods beginning after 15 December 2016, and interim periods within those annual periods. The Group is currently evaluating the impact ASU2016-09 will have on the Group consolidated balance sheet, results of operations, cash flows and related disclosures.